Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Cash flows from operating activities:
Net loss	$ (4,584,731)	¥ (31,107,853)	¥ (12,483,047)	¥ (4,055,592)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation and amortization	328,052	2,225,867	2,218,894	2,187,449
Amortization of right-of-use assets	49,289	334,432	244,706	281,066
Impairment loss on long-lived assets	600,493	4,074,402
Loss on disposal of property and equipment	775	5,256		10,458
Share-based compensation expense	160,349	1,087,987
Gain on early extinguishment of vehicle purchase payable	(9,629)	(65,333)
Realized loss/(gain) of short-term investments	(4,213)	(28,585)	58,759
Unrealized gain of short-term investments			(23,042)
Fair value change of Crypto assets	108,798	738,206
Changes in operating assets and liabilities:
Accounts receivable	39,553	268,370	525,606	(588,929)
Amounts due from related parties	19,094	129,553	(168,504)	(111,341)
Prepaid expenses and other current assets	4,017,548	27,259,464	(47,223,077)	307,294
Accounts payable	(359)	(2,439)	(369,181)	294
Deferred revenue	(118,441)	(803,636)	(934,085)	1,755,688
Amounts due to related parties	7,369	50,000
Income tax payable		(2)	(97,342)	(30,831)
Lease liabilities	(52,052)	(353,179)	(180,135)	(285,225)
Accrued expenses and other current liabilities	28,826	195,578	(300,929)	584,700
Net cash provided by/(used in) operating activities	590,721	4,008,088	(58,731,377)	55,031
Cash flows from investing activities:
Purchase of short-term investments	(573,618)	(3,892,053)	(18,312,616)	(523,000)
Redemption of short-term investments	732,959	4,973,203	17,416,415	523,000
Purchase of property and equipment	(66,967)	(454,377)	(149,439)	(1,470,287)
Prepayment for purchase of property	(1,618,341)	(10,980,605)
Loan to a third party	(331,609)	(2,250,000)
Loans to related parties	(29,476)	(200,000)	(6,800,000)	(400,000)
Repayments of loans to related parties	1,474	10,000	6,800,000	400,000
Net cash used in investing activities	(1,885,578)	(12,793,832)	(1,045,640)	(1,470,287)
Cash flows from financing activities:
Proceeds from short-term bank borrowings	2,837,099	19,250,000	37,000,000	10,000,000
Repayments of short-term bank borrowings	(4,421,453)	(30,000,000)	(17,000,000)	(10,000,000)
Proceeds from long-term bank borrowings				2,200,000
Proceeds from short-term borrowings with a third party	654,550	4,441,190
Proceeds from issuance of common shares pursuant to IPO, net of issuance cost			50,648,640
Proceeds from loans from related parties	194,544	1,320,000	3,030,000	300,000
Repayment of loans from related parties	(191,596)	(1,300,000)	(3,030,000)	(300,000)
Proceeds from issuance of ordinary shares in connection with PIPE investment	1,045,309	7,092,523
Proceeds from issuance of ordinary shares in connection with At-the-Market Offering	5,702	38,691
Capital contributions from non-controlling interests	4,900	33,247
Payments of offering cost related to IPO	(73,691)	(500,000)	(1,511,154)	(157,962)
Net cash provided by financing activities	55,364	375,651	69,137,486	2,042,038
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(351,840)	(2,387,261)	(789,424)	2,945
Net change in cash, cash equivalents and restricted cash	(1,591,333)	(10,797,354)	8,571,045	629,727
Cash, cash equivalents and restricted cash at beginning of the year	1,673,071	11,351,952	2,780,907	2,151,180
Cash, cash equivalents and restricted cash at end of the year	81,738	554,598	11,351,952	2,780,907
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the Consolidated Balance Sheets that sum to the same amounts shown in the Consolidated Statements of Cash Flows:
Cash and cash equivalents	81,144		11,351,952	2,780,907
Restricted cash	594
Total cash and restricted cash shown in the Consolidated Statements of Cash Flows	81,738		11,351,952	2,780,907
Supplement disclosures of cash flow information
Cash paid for income tax				94,833
Refund of prepaid income tax				(109,908)
Cash paid for interest	131,829	894,471	1,123,974	520,526
Supplemental schedule of non-cash item
Obtaining right-of-use assets in exchange for operating lease liabilities	72,837	494,205	163,748	235,589
Offering costs recognized as additional paid-in capital			8,361,318
Accrual for capitalized offering costs			1,500,000
Purchase of Bitcoins using USDC	$ 514,466	¥ 3,490,705